DIGITAL ASSETS CONSIDERATION RECEIVABLE - Schedule of Digital Assets Consideration Receivable (Details)	Mar. 31, 2026 USD ($)	Sep. 30, 2025 USD ($)
Schedule Of Digital Assets Consideration Receivable Abstract
Digital assets-AWA tokens to be received, Units		0
Digital assets-AWA tokens to be received, Carrying Amount	$ 20,020,000	$ 0
Total Units	0	0
Total Carrying Amount	$ 20,020,000	$ 0